Salt Funds Trust
20 West 22nd Street, Suite 906
New York, New York 10010

May 13, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Salt Funds Trust (the “Trust”)
File Nos. 333-228903, 811-23406
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Salt Low truBetaTM US Market ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 11, 2019, and filed electronically as Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N‑1A on May 10, 2019.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust